Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Genworth Financial, Inc. Retirement and Savings Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
(a)General
The Plan is a defined contribution plan. The Plan is intended to qualify under Section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), and is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Genworth Financial, Inc. (the Company or Genworth) is the Plan sponsor. The Company’s Board of Directors has appointed the Fiduciary & Investments Committee to be responsible for the general administration of the Plan.
The trustee and recordkeeper for the Plan are Fidelity Management Trust Company and Fidelity Workplace Services LLC, respectively. Prior to August 1, 2025, The Bank of New York Mellon served as trustee and Alight Solutions served as recordkeeper.
(b)Eligibility
All employees may participate in the Plan upon their date of employment. Those employees hired on a temporary basis may join the Plan once they perform at least 500 hours of service within a Plan year for two consecutive years.
(c)Contributions
Employee-directed 401(k) Savings: Subject to limitations imposed by law, participants may elect to contribute up to 50% of their eligible pay on a pre-tax and/or Roth basis. Eligible pay generally includes salary, overtime, first year commissions and bonuses. The maximum allowable aggregate (combined pre-tax and Roth) participant contribution under the Code was $23,500 and $23,000 per individual for 2025 and 2024, respectively. The Company makes matching contributions equal to 100% of the first 4% of eligible pay contributed by an eligible participant and 50% of the next 2% of eligible pay contributed by an eligible participant for such Plan year.
In addition, participants reaching age 50 by the end of the Plan year may elect to make catch-up contributions to the Plan on a pre-tax and/or Roth basis subject to Internal Revenue Service (IRS) limits. Effective in 2025, special increased catch-up contribution limits apply to participants ages 60 to 63 at the end of the Plan year in accordance with recent legislation. Effective in 2026, catch up contributions for plan participants 50 years of age or older making $150,000 or higher in salary must be made as after-tax Roth contributions.
The Plan has pre-tax automatic enrollment features with respect to newly hired or re-hired employees. If employees are eligible to participate, they are automatically enrolled in the Plan with pre-tax contributions being made at the rate of 3% of eligible pay the first 12-month period. As part of the automatic enrollment, participant contribution rates are automatically increased by 1% every 12 months until they reach 6% of eligible pay. Eligible participants may decline participation in the Plan, change the pre-tax contribution rate from 3% of eligible pay or modify the automatic rate escalation for both pre-tax and Roth contributions. Contributions based on automatic enrollment are invested in the BlackRock LifePath Index Fund associated with a participant’s anticipated retirement date, until the participant directs investment of the automatic deferrals into another investment option offered by the Plan.
Rollover contributions as shown in the accompanying statement of changes in net assets available for benefits represent account balances rolled over into the Plan by participants from other qualified plans.
Supplemental Contributions: The Company also makes additional annual supplemental, pre-tax contributions (referred to as “retirement account feature contributions” within the Plan) based upon each participant’s eligible pay. The annual supplemental contribution is 3% of eligible pay. Supplemental contributions are non-participant directed investments that are invested as directed by the Company (see note 4).
(d)Participant Accounts
Participants’ accounts are credited with their contributions, the Company’s matching contributions, and the earnings or losses based on their individual fund elections. Participants are also eligible for supplemental contributions that are funded by the Company and invested in an age-appropriate BlackRock LifePath Index Fund that is subject to market driven earnings or losses. Participants are entitled to the benefits that can be provided from their vested account.
(e)Vesting
Participants hired after December 31, 2010, and who have no recognized service with the Company before January 1, 2011, must attain two years of service to reach full vesting on Company matching contributions. Company supplemental contributions are fully vested after three years of service. Participants hired before January 1, 2011, or re-hired after December 31, 2010, with any recognized service before January 1, 2011, were immediately vested in their account balances excluding their supplemental contribution accounts.
(f)Forfeitures
Forfeitures, the non-vested portion of a participant’s account upon termination of employment, remain in the Plan and are used to reduce future employer contributions to the Plan. Forfeitures available to reduce future employer contributions as of December 31, 2025 and 2024 were $91,884 and $10,497, respectively, and forfeitures used to reduce employer contributions were $773,251 and $809,000 in 2025 and 2024, respectively.
(g)Investment Options
Participants are permitted to allocate their account balances, excluding supplemental contributions, to one or more investment options currently available under the Plan. The Fiduciary & Investments Committee determines the Plan’s investment offerings and generally monitors investment performance. Participants may change investment options for future contributions as frequently as daily, and subject to time constraints by certain investment managers, may initiate transfers among investments daily. Direct transfers from the T. Rowe Price Stable Value Common Trust Fund to the BlackRock Short-Term Investment Fund are not permitted. Instead, participants who wish to transfer from the T. Rowe Price Stable Value Common Trust Fund to the BlackRock Short-Term Investment Fund must first transfer to one of the other Plan investment options and remain in that option for 90 days before transferring into the BlackRock Short-Term Investment Fund.
The Genworth Common Stock Fund invests primarily in common stock of Genworth Financial, Inc. A small portion of the fund is held in cash or other short-term investments to provide liquidity. Within the Notes to Financial Statements and Supplemental Schedule I – Schedule H, Line 4i – Schedule of Assets (Held at End of Year), the assets of the fund are presented separately as common stock of Genworth Financial, Inc. and short-term investments.
Prior to January 2021, employees had the option of directing contributions or rebalancing assets to the Genworth Common Stock Fund. The Plan had contracted with Newport Trust Company (Newport) to act as an independent fiduciary and investment manager with respect to Genworth stock in the Plan. On January 8, 2021, Newport, acting in its capacity as an independent fiduciary, froze the Genworth Common Stock Fund indefinitely. However, participants may transfer assets out of the Genworth Common Stock Fund to other investments permitted by the Plan, but no participants, including those who are currently or were previously invested in the Genworth Common Stock Fund, can make any additional investments or transfer amounts into the fund. Participants may also take a distribution if over age 59 1⁄2 or upon termination of employment.
(h)Notes Receivable from Participants
Participants may borrow from their Plan account a minimum of $500 (or $1,000, effective August 1, 2025, in the case of a primary residence loan) up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. There is a charge for each loan that is reflected as a reduction from the appropriate participant’s account. Loan transactions are treated as transfers between the respective investment fund(s) and the loan fund.
The period of repayment of any loan is determined by mutual agreement between the Plan administrator and the borrower, but such period may not exceed five years from the effective date of the loan (or 15 years, effective August 1, 2025, in the case of a primary residence loan). Loans are secured by the balance in the participant’s account and bear interest at an effective annual percentage rate that is 2% above the Reuters prime interest rate in effect as of the first business day of each calendar quarter before the loan was requested. Principal and interest are paid ratably through payroll deductions. Participant loans in default are recorded as deemed distributions based on the terms of the Plan document.
(i)Benefits Paid to Participants
(i)Withdrawals
Withdrawals for financial hardship are permitted (excluding supplemental contribution accounts) provided they are for a severe and immediate financial need, the distribution is necessary to satisfy that need, and effective August 1, 2025, no more than two such withdrawals are made each Plan year. In-service withdrawals are permitted, allowing participants who have reached age 59 1/2 or older to obtain withdrawals of their contribution and rollover accounts. Participants may also request a distribution of their rollover accounts at any time. Qualified reservist distributions are also permitted in accordance with the Code.
(ii)Payment of Benefits
Upon termination of service for any reason, participants (or designated beneficiaries) may elect to receive the vested interest in their accounts in a lump-sum amount, a partial lump-sum distribution, or installment payments. Upon termination, participants with assets in the group variable annuity investment option may elect to annuitize that portion of their account and begin receiving their guaranteed minimum income if they are age 55 or older. Alternatively, upon termination, participants with assets in the group variable annuity investment option may elect to receive the vested interest in their group variable annuity account in a lump-sum amount and forfeit the lifetime retirement income guarantee.